Trade and Other Receivables - Schedule of Allowance For Expected Credit Losses of Trade Receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Trade receivables [Member]
Schedule of Allowance For Expected Credit Losses of Trade Receivables [Line Items]
At beginning of financial year	$ 10,079	$ 10,079
Provision for expected credit losses	27,694
At beginning and end of financial year	37,773	10,079
Non-trade receivables [Member]
Schedule of Allowance For Expected Credit Losses of Trade Receivables [Line Items]
At beginning of financial year	123,193	52,005
Provision for expected credit losses	15,894	71,188
Reversal of provision for expected credit losses	(106,293)
At beginning and end of financial year	$ 32,794	$ 123,193